Trade Accounts Receivable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Accounts Receivable
10)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2023 and 2022, consolidated trade accounts receivable consisted of:

		2023	2022
Trade accounts receivable	$	1,841	1,735
Allowances for expected credit losses		(90)	(91)

	$	1,751	1,644

As of December 31, 2023 and 2022, trade accounts receivable include receivables of $848 and $828, respectively, sold in several countries under outstanding trade accounts receivable securitization programs and/or factoring programs with recourse, in which, generally Cemex effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, Cemex retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not derecognized from the statement of financial position and the funded amounts to Cemex as of December 31, 2023 and 2022 of $678 in both years, were recognized within the line item of “Other financial obligations” (note 17.2).
The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $52 in 2023, $24 in 2022 and $11 in 2021. Cemex’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.
As of December 31, 2023, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	457	31	6.8%
United States		536	8	1.5%
EMEAA		745	41	5.5%
SCA&C		96	10	10.4%
Others		7	–	–

	$	1,841	90

Changes in the allowance for ECL in 2023, 2022 and 2021, were as follows:

		2023	2022	2021
Allowances for expected credit losses at beginning of period	$	91	101	121
Charged to selling expenses		11	9	1
Deductions		(15)	(21)	(16)
Reclassification to assets held for sale		–	–	(2)
Foreign currency translation effects		3	2	(3)

Allowances for expected credit losses at end of period	$	90	91	101